Segment Information - Schedule of Net Income or Loss and Total Assets (Details)	11 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
Schedule Of Net Income Or Loss And Total Assets Abstract
Cash	$ 560,813	$ 560,813
Cash and marketable securities held in the Trust Account	205,642,100	205,642,100
Total assets	206,334,054	206,334,054
Operating loss		(1,882,975)
Income earned on cash and marketable securities held in the Trust Account		4,392,100
Net income	$ 2,531,400	$ 2,531,400